Segment Information and Concentrations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Segment Reporting [Abstract]
Segment information

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Three Months Ended March 31, 2021:

Revenues	$2,365,700	$142,900	$-	$2,508,600

Foreign Sales	942,200	102,600		1,044,800

Income (Loss) From Operations	774,600	(1,722,200)	(911,200)	(1,858,800)

Assets	5,979,400	1,281,200	6,639,700	13,900,300

Long-Lived Asset Expenditures	18,600	92,100	-	110,700

Depreciation and Amortization	30,000	16,700	-	43,700

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Three Months Ended March 31, 2020:

Revenues	$1,800,700	$335,500	$-	$2,136,200

Foreign Sales	743,000	335,000	-	1,078,000

Income (Loss) From Operations	138,800	(193,100)	(180,700)	(235,000)

Assets	5,229,700	1,647,800	2,042,400	8,919,900

Long-Lived Asset Expenditures	4,900	11,700	-	16,600

Depreciation and Amortization	29,600	11,000	300	40,900

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Nine Months Ended March 31, 2021:

Revenues	$6,803,300	$441,800	$-	$7,245,100

Foreign Sales	2,724,800	395,000	-	3,119,800

Income (Loss) From Operations	1,727,000	(2,996,300)	(1,029,600)	(2,298,900)

Assets	5,979,400	1,281,200	6,639,700	13,900,300

Long-Lived Asset Expenditures	54,100	170,800	-	224,900

Depreciation and Amortization	79,700	46,500	500	126,700

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Nine Months Ended March 31, 2020:

Revenues	$5,320,300	$914,200	$-	$6,234,500

Foreign Sales	1,996,400	913,700	-	2,910,100

Income (Loss) From Operations	331,300	(209,400)	(180,700)	(58,800)

Assets	5,229,700	1,647,800	2,042,400	8,919,900

Long-Lived Asset Expenditures	26,800	31,300	-	58,100

Depreciation and Amortization	90,900	31,500	900	123,300

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate and Other	Consolidated
June 30, 2020:

Revenues	$6,783,600	$1,000,800	$-	$7,784,400

Foreign Sales	2,589,800	1,000,400	586,500	4,176,700

Income (Loss) From Operations	449,700	(727,500)	(385,700)	(663,500)

Assets	12,232,600	546,100	2,018,700	14,797,400

Long-Lived Asset Expenditures	36,000	40,700	-	76,700

Depreciation and Amortization	116,900	42,700	1,300	160,900

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate and Other	Consolidated
June 30, 2019:

Revenues	$7,078,800	$1,306,100	$-	$8,384,900

Foreign Sales	2,680,300	$1,301,200	1,102,300	5,083,800

Income (Loss) From Operations	449,800	365,000	91,900	906,700

Assets	5,280,700	790,100	2,205,200	8,276,000

Long-Lived Asset Expenditures	194,500	15,700	2,200	212,400

Depreciation and Amortization	217,800	38,500	1,000	257,300